Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

As of June 30, 2014 and December 31, 2013, the Partnership had the following debt amounts outstanding:

(US $ in thousands)	Vessel	June 30, 2014	December 31, 2013
$160 million Loan facility	Fortaleza Knutsen & Recife Knutsen	126,163	132,425
$220 million Loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	220,000	—
$20 million Revolver Credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	20,000	—
$120 million Loan facility	Bodil Knutsen	—	67,615
$85 million Loan facility	Windsor Knutsen	—	52,400
$93 million Loan facility	Carmen Knutsen	—	87,188
$117 million Loan facility	Hilda Knutsen	89,187	—
$117 million Loan facility	Torill Knutsen	90,424	—
Seller’s credit		—	10,349

Total long-term debt		545,774	349,977

Less current installments		38,781	29,269
Less seller’s credit		—	10,349

Long-term debt, excluding current installment and seller’s credit		$506,993	$310,359

Summary of Total Outstanding Debt Repayable	The total outstanding debt as of June 30, 2014 is repayable as follows:

(US $ in thousands)
2014	$19,272
2015	39,268
2016	131,543
2017	25,568
2018	160,837
2019	169,286

Total	$545,774